Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 24,008	$ 25,256	$ 20,910
Cost of goods sold	6,776	6,310	6,587
Gross margin	$ 17,232	$ 18,946	$ 14,323
Gross margin %	72.00%	75.00%	68.00%
Europe [Member]
Revenue	$ 10,953	$ 10,931	$ 10,572
Cost of goods sold	2,974	2,585	3,191
Gross margin	$ 7,979	$ 8,346	$ 7,381
Gross margin %	73.00%	76.00%	70.00%
Rest of World [Member]
Revenue	$ 13,055	$ 14,325	$ 10,338
Cost of goods sold	3,802	3,725	3,396
Gross margin	$ 9,253	$ 10,600	$ 6,942
Gross margin %	71.00%	74.00%	67.00%